Provisions	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Provisions
16 Provisions

Provisions by type
	2019	2018
Reorganisation provisions	385	613
Other provisions	303	399
	688	1,011

Reorganisation provisions

Changes in reorganisation provisions
	2019	2018
Opening balance	613	1,097
Additions	56	53
Unused amounts reversed	–49	–49
Utilised	–234	–487
Other changes	–0	–2
Closing balance	385	613

In 2019 the addition to the reorganisation provision is mainly related to ING’s Agile transformation in Germany and updates in existing reorganization provisions.

In 2018, changes in the reorganisation provisions were mainly attributable to existing initiatives following the digital transformation programmes of ING Bank. These initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain. The provision at the balance sheet date represents the best estimate of the expected redundancy costs and are expected to be sufficient to cover these costs.

Other provisions

Changes in other provisions
	Litigation		Other		Total
	2019	2018	2019	2018	2019	2018
Opening balance	165	365	234	251	399	616
Effect of change in accounting policies			7	11	7	11
Additions	74	59	46	35	120	95
Interest			–5	1	–5	1
Unused amounts reversed	–31	–76	–38	–37	–68	–113
Utilised	–104	–186	–12	–28	–116	–214
Exchange rate differences	–1	–4	–0	1	–1	–3
Other changes	–0	6	–31	–0	–31	6
Closing balance	102	165	201	234	303	399

Reference is made to Note 46 ‘Legal proceedings’ for developments in litigation provisions.

In 2019, Other provisions – other includes provisions of EUR 25 million (2018: EUR 42 million) that relate to credit replacement facilities and EUR 93 million (2018: EUR 80 million) that relate to non-credit replacement, off balance facilities.

As at 31 December 2019 amounts expected to be settled within twelve months, amount to EUR 146 million. The amounts included in Other provisions are based on best estimates with regard to amounts and timing of cash flows required to settle the obligation.

Further reference is made to Note 28 ‘Other operating expenses’.